Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Payment for deposit on acquisition	$ 14.4